TFA - Key economic assumptions at time of transfer (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 549	SFr 662	SFr 445
Weighted-average life, in years	5 years 6 months	6 years 7 months 6 days	10 years
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	2.50%	3.60%	2.40%
Expected credit losses (rate per annum), in % (as a percent)	1.30%	1.80%	0.60%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	8.30%	9.80%	9.00%
Expected credit losses (rate per annum), in % (as a percent)	1.90%	3.10%	3.40%
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 455	SFr 640	SFr 444
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	94	22	1
RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 3,171	SFr 3,613	SFr 2,400
Weighted-average life, in years	5 years 6 months	7 years 9 months 18 days	6 years
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	2.00%	5.00%	1.00%
Cash flow discount rate (rate per annum), in % (as a percent)	1.50%	3.00%	2.00%
Expected credit losses (rate per annum), in % (as a percent)	1.50%	2.30%	0.80%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	37.30%	13.50%	22.90%
Cash flow discount rate (rate per annum), in % (as a percent)	15.70%	13.60%	29.50%
Expected credit losses (rate per annum), in % (as a percent)	7.60%	7.20%	6.30%
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 2,978	SFr 3,509	SFr 2,221
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 193	SFr 103	SFr 179